United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                Amended Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 7/31/04


                Date of Reporting Period: Quarter ended 10/31/04



Item 1.     Schedule of Investments


Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2004 (unaudited)


   Principal
   Amount                                                                               Value


                             Adjustable Rate Mortgages--17.7%
                             Federal Home Loan Mortgage Corp. ARM--3.3%
$  3,970,874                 3.223%, 9/1/2028                                    $      4,084,283
   1,708,613                 3.287%, 2/1/2029                                           1,755,275
   3,673,490                 3.660%, 1/1/2027                                           3,798,573
   5,648,084                 3.737%, 9/1/2025                                           5,848,704
                             Total                                                      15,486,835
                             Federal National Mortgage Association ARM--14.4%
   16,185,989                2.631%, 6/1/2027                                           16,483,973
   2,001,056                 2.828%, 7/1/2033                                           2,025,889
   10,373,458                2.922%, 5/1/2040 - 8/1/2040                                10,539,736
   6,261,704                 2.945%, 9/1/2027                                           6,400,463
   8,618,253                 2.996%, 6/1/2027                                           8,799,150
   2,832,010                 3.042%, 6/1/2033                                           2,884,997
   10,688,306                3.518%, 4/1/2024                                           11,035,142
   4,744,295                 3.597%, 4/1/2033                                           4,877,562
   1,856,148                 3.701%, 5/1/2028                                           1,914,951
   2,278,895                 3.921%, 10/1/2028                                          2,367,339
   1,473,313                 4.220%, 8/1/2031                                           1,540,010
                             Total                                                      68,869,212
                             Total Adjustable Rate Mortgages (identified cost
                             $84,462,022)                                               84,356,047
                             Collateralized Mortgage Obligations--23.0%
                             Federal Home Loan Mortgage Corp. REMIC--13.1%
   2,890,924                 Series 2539-FK, 2.220%, 10/15/2016                         2,892,601
   11,466,545                Series 2571- FB, 2.220%, 2/15/2018                         11,460,697
   3,029,882                 Series 2543-EF, 2.220%, 12/15/2032                         3,025,792
   6,672,299                 Series 2534-MF, 2.270%, 9/15/2030                          6,689,847
   6,345,186                 Series 2516-GF, 2.320%, 7/15/2030                          6,365,808
   1,242,287                 Series 2395-FT, 2.320%, 12/15/2031                         1,241,691
   4,338,293                 Series 2359-FA, 2.370%, 2/15/2029                          4,353,867
   6,223,969                 Series 2554-FW, 2.370%, 11/15/2029                         6,244,322
   1,425,471                 Series 2444-FT, 2.400%, 9/15/2029                          1,433,653
   1,805,383                 Series 2478-YK, 2.420%, 2/15/2032                          1,813,165
   350,904                   Series 2452-FG, 2.420%, 3/15/2032                          352,161
   3,111,034                 Series 2396-FL, 2.470%, 12/15/2031                         3,124,474
   764,358                   Series 2191-MF, 2.488%, 12/17/2027                         767,783
   1,160,334                 Series 1640-FA, 2.675%, 12/15/2008                         1,168,305
   2,500,000                 Series 1587-FL, 2.845%, 10/15/2008                         2,508,625
   1,413,610                 Series 1146-E, 2.925%, 9/15/2021                           1,424,948
   1,500,000                 Series 1611-JA, 3.125%, 8/15/2023                          1,518,870
   2,206,507                 Series 2608-PA, 4.000%, 11/15/2012                         2,209,662
   2,041,860                 Series 2517-OJ, 4.500%, 7/15/2012                          2,055,010
   381,612                   Series 2481-M, 5.500%, 1/15/2015                           383,814
   1,346,721                 Series 1465-G, 7.000%, 12/15/2007                          1,357,939
                             Total                                                      62,393,034
                             Federal National Mortgage Association REMIC--9.2%
   1,515,596                 Series 2001-20-FE, 2.088%, 4/17/2031                       1,511,732
   6,732,315                 Series 2003-15-FW, 2.282%, 12/25/2016                      6,733,392
   2,843,412                 Series 1998-22-FA, 2.288%, 4/18/2028                       2,847,621
   3,209,669                 Series 2002-58-LF, 2.332%, 1/25/2029                       3,217,211
   2,689,436                 Series 2002-50-FH, 2.332%, 12/25/2029                      2,693,739
   2,344,708                 Series 2002-53-FP, 2.382%, 8/25/2030                       2,348,436
   7,236,818                 Series 2002-82-FK, 2.382%, 10/25/2031                      7,241,087
   3,772,547                 Series 2002-74-FV, 2.382%, 11/25/2032                      3,771,906
   1,011,099                 Series 2001-34-FL, 2.432%, 8/25/2031                       1,019,099
   1,345,471                 Series 2001-68-FD, 2.432%, 12/25/2031                      1,350,664
   316,774                   Series 2002-39-FB, 2.438%, 3/18/2032                       318,022
   566,362                   Series 1993-220-FA, 2.537%, 11/25/2013                     568,175
   3,186,148                 Series 2003-33-PB, 4.000%, 2/25/2022                       3,194,591
   3,655,229                 Series 2002-86-DP, 5.500%, 1/25/2028                       3,708,559
   1,814,920                 Series 2001-50-LD, 6.500%, 5/25/2030                       1,830,927
   1,187,408                 Series 2002-22-PE, 6.500%, 11/25/2030                      1,206,454
                             Total                                                      43,561,615
                             Government National Mortgage Association
                             REMIC--0.7%
   1,924,265                 Series 2001-21-FB, 2.289%, 1/16/2027                       1,927,882
   766,088                   Series 1999-43-FA, 2.339%, 11/16/2029                      768,394
   766,724                   Series 2000-12-FQ, 2.539%, 6/16/2029                       768,518
                             Total                                                      3,464,794
                             Total Collateralized Mortgage Obligations
                             (identified cost $109,611,221)                             109,419,443
                             Government Agencies--34.4%
                             Federal Home Loan Bank System--3.2%
   6,000,000                 1.400%, 4/1/2005                                           5,984,160
   5,000,000                 4.125%, 11/15/2004                                         5,004,450
   4,000,000                 4.625%, 4/15/2005                                          4,045,720
                             Total                                                      15,034,330
                             Federal Home Loan Mortgage Corp. Discount
                             Note--2.1%1
   10,000,000                1.830%, 2/1/2005                                           9,972,100
                             Federal Home Loan Mortgage Corp. Floating Rate
                             Notes--11.3%
   14,000,000                1.665%, 11/7/2005                                          14,004,760
   20,000,000                1.825%, 9/9/2005                                           19,999,000
   20,000,000                2.000%, 10/7/2005                                          20,008,400
                             Total                                                      54,012,160
                             Federal Home Loan Mortgage Corp. Notes---4.2%
   5,000,000                 1.460%, 11/17/2004                                         4,999,200
   7,000,000                 1.875%, 1/15/2005                                          6,998,320
   8,000,000                 3.250%, 11/15/2004                                         8,004,400
                             Total                                                      20,001,920
                             Federal National Mortgage Association Discount
                             Note--4.2%1
   20,000,000                1.120% - 1.986%, 11/10/2004 - 3/9/2005                     19,979,900
                             Federal National Mortgage Association Floating
                             Rate Notes--7.3%
   5,000,000                 1.610%, 2/17/2006                                          5,003,800
   10,000,000                1.680%, 9/62005                                            10,000,700
   20,000,000                1.860%, 3/23/2005                                          19,998,400
                             Total                                                      35,002,900
                             Federal National Mortgage Association Note--2.1%
   10,000,000                7.125%, 2/15/2005                                          10,147,700
                             Total Government Agencies (identified cost
                             $164,118,629)                                              164,151,010
                             Mortgage-Backed Securities--0.8%
                             Federal National Mortgage Association--0.8%
   3,692,521                 7.500%, 1/1/2032 - 8/1/2032 (IDENTIFIED COST
                             $3,929,073)                                                3,952,205
                             Repurchase Agreements--24.0%
   24,259,000                Interest in $1,320,000,000 joint repurchase
                             agreement with BNP Paribas Securities Corp.,
                             1.810%, dated 10/29/2004 to be repurchased at
                             $24,262,659 on 11/1/2004, collateralized by U.S.
                             Treasury Obligations with various maturities to
                             8/15/2029, collateral market value $1,346,603,888          24,259,000
   10,000,000          2     Interest in $730,000,000 joint repurchase
                             agreement with Deutsche Bank Securities, Inc.,
                             1.700%, dated 8/31/2004 to be repurchased at
                             $10,028,806 on 11/1/2004, collateralized by U.S.
                             Government  Agency Obligations with various
                             maturities to 5/15/2034, collateral market value
                             $751,900,001                                               10,000,000
   80,000,000                Interest in $1,100,000,000 joint repurchase
                             agreement with J.P. Morgan Securities, Inc.,
                             1.890%, dated 10/29/2004 to be repurchased at
                             $80,012,600 on 11/1/2004, collateralized by U.S.
                             Government  Agency Obligations with various
                             maturities to 2/1/2034, collateral market value
                             $1,122,003,015                                             80,000,000
                             Total repurchase agreements (AT AMORTIZED COST)     $      114,259,000
                             Total Investments---99.9% (identified cost
                             $476,379,945)3                                             476,137,705
                             other assets and liabilities---net---0.1%                  364,477
                             total net assets---100%                             $      476,502,182

1      Discount rate at time of purchase.
2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3      The cost of investments for federal tax purposes amounts to
       $476,379,945. The net unrealized depreciation of investments for federal tax purposes was $242,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $368,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $610,467.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgage
REMIC       --Real Estate Mortgage Investment Conduit

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust





By          /s/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        January 3, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.






By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        January 3, 2005








By          /s/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        January 3, 2005